20. INCOME TAXES: Schedule of Income Tax Reconciliation (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2015
Details
Net loss and comprehensive loss for the period	$ (1,190,414)	$ (2,736,717)	$ (2,613,904)	$ (2,200,648)
Statutory tax rate	26.00%	26.00%	26.00%	26.00%
Expected income tax (recovery)	$ (309,508)	$ (711,546)	$ (679,615)	$ (572,169)
Non-deductible items	166,482	84,637	241,475	237,955
Change in estimates	0	(768)	(11,699)	0
Share issue costs	(19,205)	(2,730)	0	(2,771)
Loss expired	166,689	0	0	84,778
Change in statutory rates and other	0	(155,379)	0	0
Change in deferred tax asset not recognized	$ (4,458)	$ 785,786	$ 449,839	$ 252,207